THE ADVISORS’ INNER CIRCLE FUND III

PineBridge Dynamic Asset Allocation Fund (the “Fund”)

Supplement dated November 21, 2022

to the Fund’s Summary Prospectus and Prospectus,

each dated March 1, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

I.       Jose R. Aragon no longer serves as a portfolio manager for the Fund. Accordingly, effective immediately, all references to Jose R. Aragon are hereby deleted from the Summary Prospectus and Prospectus.

II.       Austin Strube now serves as a portfolio manager for the Fund. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Fund’s Summary Prospectus and the corresponding section of the Prospectus, the following disclosure is hereby added:

Austin Strube, CFA, FRM, Senior Vice President and Portfolio Manager for the Global Multi-Asset Team, has managed the Fund since 2022.

2.	In the “Portfolio Managers” section of the Prospectus, the following disclosure is hereby added:

Austin Strube, CFA, FRM, is Senior Vice President and Portfolio Manager for the Global Multi-Asset Team at the Adviser. Mr. Strube joined the Adviser in 2013 and is responsible for daily monitoring and analytics on client portfolios, as well as assisting portfolio implementation and reporting efforts. Prior to his current role, he was an Analyst on PineBridge’s investment performance team after joining the firm in 2012. Mr. Strube holds a Bachelor of Science in business administration with a concentration in finance and minors in economics and accounting from Fordham University. He also is a CFA charterholder and is a certified FRM.

Please retain this supplement for future reference.

PBI-SK-004-0200

THE ADVISORS’ INNER CIRCLE FUND III

PineBridge Dynamic Asset Allocation Fund (the “Fund”)

Supplement dated November 21, 2022

to the Fund’s Statement of Additional Information (“SAI”)

dated March 1, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I.       Jose R. Aragon no longer serves as a portfolio manager for the Fund. Accordingly, effective immediately, all references to Jose R. Aragon are hereby deleted from the SAI.

II.       Austin Strube now serves as a portfolio manager for the Fund. Accordingly, effective immediately, the SAI is supplemented as follows:

1.       In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by the Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
Austin Strube[2]	None

[2]	Valuation date is October 31, 2022.

3.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Austin Strube[2]	2	$646.95	7	$514.18	1	$187.70

[2]	Valuation date is October 31, 2022.

Please retain this supplement for future reference.

PBI-SK-005-0200